Net revenues (Summary of Net Revenues from External Customers by Business and by Product Category) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Total net revenues	¥ 29,929,992	¥ 30,225,681
Product [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	27,759,749	28,105,338
Product [Member] | Vehicles
Disaggregation of Revenue [Line Items]
Total net revenues	22,852,916	23,066,190
Product [Member] | Parts and Components for Overseas Production
Disaggregation of Revenue [Line Items]
Total net revenues	603,928	625,483
Product [Member] | Parts and Components for After Service
Disaggregation of Revenue [Line Items]
Total net revenues	2,103,478	2,093,437
Product [Member] | Other
Disaggregation of Revenue [Line Items]
Total net revenues	1,274,163	1,249,382
Product [Member] | Automotive
Disaggregation of Revenue [Line Items]
Total net revenues	26,834,485	27,034,492
Product [Member] | All Other
Disaggregation of Revenue [Line Items]
Total net revenues	925,264	1,070,846
Financial Services
Disaggregation of Revenue [Line Items]
Total net revenues	¥ 2,170,243	¥ 2,120,343